Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
14. SEGMENT INFORMATION
The Company’s operations are aligned into two business segments: (i) Radio, and (ii) Outdoor advertising. Radio includes the operations and results of
WQHT-FM
and
WBLS-FM,
and outdoor advertising includes the operations and results of the Fairway businesses acquired in December 2019. The Company groups activities that are not considered operating segments in the “All Other” category.
These business segments are consistent with the Company’s management of these businesses and its financial reporting structure. Corporate expenses, including transaction costs, are not allocated to reportable segments. The Company’s segments operate exclusively in the United States.
The accounting policies as described in the summary of significant accounting policies included in Note 1 to these consolidated and combined financial statements, are applied consistently across segments.

Year Ended December 31, 2020	Radio	Outdoor Advertising	All Other	Consolidated
Net revenues	$26,020	$13,241	$—	$39,261
Operating expenses excluding depreciation and amortization expense	22,827	9,517	—	32,344
Corporate expenses excluding depreciation and amortization expense	—	—	4,338	4,338
Depreciation and amortization	893	3,188	—	4,081
Loss on disposal of assets	—	197	—	197

Operating income (loss)	$2,300	$339	$(4,338)	$(1,699)

Ten Months Ended December 31, 2019	Radio	Outdoor Advertising	All Other	Consolidated
Net revenues	$40,041	$759	$—	$40,800
Operating expenses excluding depreciation and amortization expense	30,751	375	—	31,126
Corporate expenses excluding depreciation and amortization expense	—	—	4,303	4,303
Depreciation and amortization	980	100	—	1,080

Operating income (loss)	$8,310	$284	$(4,303)	$4,291

Total Assets	Radio	Outdoor Advertising	Consolidated
As of December 31, 2019	$102,921	$64,245	$167,166
As of December 31, 2020	84,219	62,132	146,351